SALUDA GRADE MORTGAGE FUNDING LLC ABS-15G

Exhibit 99.2 - Schedule 1

Data Compare
Infinity Loan ID	Loan Number	Dummy ID	Loan Number 2	Field	Loan Value	Tape Value	Variance	Variance %	Comment	Tape Source
xx	xx	535		Subject Property Type	Single Family	PUD			The Appraisal dated xx reflects Subject Property Type as Single Family.	Initial
xx	xx	544		Original Appraised Value	xx	xx	xx	20.44444%	The Appraisal dated xx reflects Original Appraised Value as xx.	Initial